Note 25 Equity impact (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity impact [Line Items]
Total impact on equity debit credit	€ 132	€ 314	€ (433)
Defined benefit plans equity impact [Member]
Equity impact [Line Items]
Total impact on equity debit credit	218	302	(363)
Post employment medical benefits equity impact [Member]
Equity impact [Line Items]
Total impact on equity debit credit	€ (86)	€ 12	€ (71)